Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000153971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class R6/JFAIX)
Accumulated Value	$ 1,000,000		$ 1,052,741.62	$ 1,269,640.723624	$ 1,540,679.333918	$ 1,451,844.657118	$ 1,881,463.000406	$ 2,667,461.628802	$ 2,219,230.899536	$ 2,610,163.757375	$ 3,345,608.744082	$ 3,651,623.613354
C000100846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class R4/JFARX)
Accumulated Value	10,000		10,512.6039	12,660.347589	15,316.768433	14,406.485533	18,645.984605	26,392.981743	21,922.429228	25,743.57726	32,941.754086	35,871.060367
C000153970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class R2/JFACX)
Accumulated Value	10,000		10,501.9792	12,631.868588	15,263.326694	14,306.606571	18,453.914986	26,025.237237	21,551.050801	25,219.978627	32,165.479533	34,924.839583
C000100843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class I/JFCIX)
Accumulated Value	250,000		263,086.585	317,002.126431	384,292.808153	361,719.09121	468,309.966601	663,236.586218	551,152.91933	647,415.926872	828,954.680485	903,814.187255
C000100842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class C/JFCCX)
Accumulated Value	10,000		10,411.597	12,427.193264	14,904.269907	13,890.38921	17,810.276631	24,972.046401	20,543.736432	23,898.709376	30,291.292696	32,697.696297
C000100841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class A/JFCAX)
Accumulated Value	9,500		9,960.396505	11,969.245528	14,457.807752	13,566.888144	17,518.90543	24,732.877974	20,492.270228	24,005.498028	30,639.713636	33,305.01085
C000107909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class A/JHAAX)
Accumulated Value	9,500		9,145.802665	9,402.141496	9,209.887353	9,670.268347	9,734.736835	10,972.531695	10,400.145739	10,934.804751	11,536.720592	11,728.582139
C000107910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class C/JHACX)
Accumulated Value	10,000		9,555.6568	9,757.334001	9,488.431048	9,893.401365	9,893.401365	11,072.524147	10,421.199191	10,882.987225	11,389.708361	11,502.604175
C000107911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class I/JHAIX)
Accumulated Value	250,000		241,514.9725	248,979.543379	244,645.27761	257,513.19353	260,060.02734	293,786.055019	279,524.595838	294,842.174717	311,960.139387	317,979.956207
C000107912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class NAV)
Accumulated Value	10,000		9,672.333	9,990.882872	9,817.128431	10,353.442968	10,466.967538	11,845.020642	11,283.699565	11,912.336471	12,612.364209	12,881.663157
C000113522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class R2/JHARX)
Accumulated Value	10,000		9,610.5901	9,870.856797	9,658.787559	10,138.373889	10,194.949665	11,483.739333	10,892.497291	11,454.294395	12,064.564195	12,274.006839
C000107913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class R6/JHASX)
Accumulated Value	1,000,000		967,261.61	999,085.774409	981,727.13864	1,035,378.526767	1,046,718.924233	1,183,119.756194	1,127,053.154354	1,189,843.483337	1,258,579.456338	1,285,353.179355
Russell 3000 C000153971 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,114,388.36	1,293,389.252533	1,555,278.769628	1,575,651.848368	1,913,495.239436	2,545,771.701022	2,207,643.474747	2,533,432.95038	3,195,783.414644	3,701,993.014813
Russell 3000 C000100843 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		278,597.09	323,347.313133	388,819.692407	393,912.962092	478,373.809859	636,442.925256	551,910.868687	633,358.237595	798,945.853661	925,498.253703
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		11,143.8836	12,933.892525	15,552.787696	15,756.518483	19,134.952394	25,457.71701	22,076.434747	25,334.329503	31,957.834145	37,019.930146
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,596.6456	10,648.792329	10,537.064241	11,608.957006	12,360.445076	12,350.022872	10,927.802266	10,797.408451	11,585.263061	11,948.59788
Bloomberg U S Aggregate Bond C000107911 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		264,916.14	266,219.80822	263,426.606032	290,223.925152	309,011.126904	308,750.571812	273,195.05665	269,935.211276	289,631.576537	298,714.94701
Bloomberg U S Aggregate Bond C000107913 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,059,664.56	1,064,879.23288	1,053,706.424129	1,160,895.700608	1,236,044.507616	1,235,002.287248	1,092,780.2266	1,079,740.845102	1,158,526.306144	1,194,859.788037
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Month U.S. Treasury Bill Index
Accumulated Value	10,000		10,016.6337	10,072.471525	10,220.516711	10,457.399671	10,574.209871	10,581.002426	10,627.373458	11,089.479712	11,702.786714	12,234.529745
Thirty MSCI ACWI 70 Bloomberg Global Aggregate Bond USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index
Accumulated Value	10,000		10,742.6182	11,289.922155	11,733.413329	12,630.611126	13,590.478081	14,767.289809	13,051.967794	13,653.996204	15,311.955768	16,405.3222
ICE BofA 0 3 Month U S Treasury Bill C000107911 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		250,415.8425	251,811.788118	255,512.91778	261,434.991778	264,355.24678	264,525.06066	265,684.336448	277,236.992803	292,569.667861	305,863.243631
Thirty MSCI ACWI 70 Bloomberg Global Aggregate Bond USD Hedged C000107911 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		268,565.455	282,248.053865	293,335.333207	315,765.278128	339,761.952011	369,182.245221	326,299.194848	341,349.905097	382,798.894205	410,133.055013
ICE BofA 0 3 Month U S Treasury Bill C000107913 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,001,663.37	1,007,247.152473	1,022,051.67112	1,045,739.967112	1,057,420.987119	1,058,100.242638	1,062,737.345789	1,108,947.97121	1,170,278.671442	1,223,452.97452
Thirty MSCI ACWI 70 Bloomberg Global Aggregate Bond USD Hedged C000107913 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,074,261.82	$ 1,128,992.215458	$ 1,173,341.332825	$ 1,263,061.112508	$ 1,359,047.808041	$ 1,476,728.980882	$ 1,305,196.779392	$ 1,365,399.620388	$ 1,531,195.576819	$ 1,640,532.220049